Expenses from Ordinary Activities	12 Months Ended
Jun. 30, 2024
Expenses from Ordinary Activities [Abstract]
EXPENSES FROM ORDINARY ACTIVITIES

3. EXPENSES FROM ORDINARY ACTIVITIES

	Years Ended June 30,
	2024	2023	2022

Research and Development Expenses (1)
Employee expenses	2,456,230	2,720,345	2,517,516
Other research and development expenses	16,187,817	10,478,238	12,228,260

General and Administration Expenses
Depreciation on fixed assets	35,344	37,854	17,848
Depreciation on leased assets	112,185	64,409	36,366
Employee expenses (non R&D related)	515,803	926,314	705,541
Consultant and director expenses	321,000	320,500	390,896
Audit, internal control and other assurance expenses	241,828	238,728	220,798
Corporate compliance expenses	790,350	457,215	401,741
Insurance expenses	676,219	721,732	655,990
Office rental	(9,674)	68,634	79,329
Other administrative and office expenses	1,028,638	1,032,843	911,347
Share based payment expenses	881,950	966,571	1,506,122
Corporate advisory expenses	169,000	204,621	587,937

Other gains and losses
Foreign exchange (gain)/loss	(261,152)	(917,650)	(2,722,430)

(1)	Research and development expenses mainly consist of expenses paid for contracted research and development activities conducted by third parties on behalf of the Group.